Ordinary Shares (Details) - USD ($)			1 Months Ended
	Feb. 09, 2021	Jan. 03, 2020	May 30, 2020	Apr. 28, 2020	Feb. 22, 2020	Oct. 31, 2019
Ordinary Shares (Details) [Line Items]
Ordinary shares issued					3,760,911
Per share (in Dollars per share)					$ 0.001
Ordinary shares issued (in Dollars per share)						$ 2,015,400
Capital injection (in Dollars)						$ 2,557,654
Redesignation, description				the re-designation of 5,763,077 of the Company’s issued ordinary shares held by Joya Enterprises Limited into 5,763,077 Class B ordinary shares and an aggregate of 9,178,234 of the Company’s issued ordinary shares held by Joya Enterprises Limited and certain other shareholders into 9,178,234 Class A ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A ordinary shares will be entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares will be entitled to seven votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.
Joya Enterprises Limited [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued		9,165,000
Per share (in Dollars per share)		$ 0.001
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued	1,065,089		500,000
Nominal cash consideration (in Dollars)			$ 500
Aggregate share issued			1,343,600
Investors for cash consideration (in Dollars)			$ 1,707,893
Non controlling interests	6.45%